Stockholders' Equity (Deficit) - 2025 Equity Incentive Plan - Options Valuation using Black-Scholes pricing model (Details)	9 Months Ended
Sep. 30, 2025 $ / shares
Stockholders' Equity (Deficit).
Risk-free rate	3.92%
Expected term	6 years 3 months
Asset volatility	83.90%
Expected dividend yield (in %)	0.00%
Fair value per share (in $ per share)	$ 2.73